Form N-1A Supplement	Sep. 30, 2025
AOT Growth and Innovation ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
AOT Growth and Innovation ETF (AOTG)
(the “Fund”)
March 19, 2026
Supplement to the
Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),
each dated September 30, 2025, as previously supplemented
Concentration Policy
Effective April 16, 2026, the Fund’s industry concentration policy will change from not concentrating its investments in a particular industry or group of industries to concentrating its investments in technology companies. In addition, the following related changes will occur:
The following sentence is added to the section entitled “Principal Investment Strategies” on pages 1-2 of the Summary Prospectus and Prospectus:
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in technology companies.
The following risk factor is added to the sections entitled “Principal Investment Risks” on pages 2-4 of the Summary Prospectus and Prospectus, and the section entitled “Additional Information about the Fund’s Principal Investment Risks” on pages 7-9 of the Prospectus:
Concentration Risk. The Fund will be concentrated to a significant degree in securities of technology companies. By concentrating its investments in technology companies, the Fund may face more risks than if it were diversified broadly over numerous industries, groups of industries, or sectors.